Supplement dated February 27, 1998
                   to the Prospectuses dated April 14, 1997
                                      of
                         Manning & Napier Fund, Inc.



                          New York Tax Exempt Series
                            Ohio Tax Exempt Series
                        Diversified Tax Exempt Series


     The prospectuses are hereby amended and supplemented as follows:

      Effective February 27, 1998, Manning & Napier Fund, Inc. (the Fund) will be known as Exeter Fund, Inc.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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